BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
BORROWINGS
Schedule of bank borrowings

	At December 31, 2012	At December 31, 2013
	$	$
Bank borrowings	1,073,489,705	929,904,076

Analysis as:
Short-term	800,808,595	588,765,154
Long-term, current portion	17,481,257	136,449,641

Subtotal for short-term	818,289,852	725,214,795
Long-term, non-current portion	214,562,973	142,653,448
Borrowings from non-banking financial institutions	40,636,880	62,035,833

Analysis as:
Short-term	40,636,880	53,297,709
Long-term	—	8,738,124

Total	1,073,489,705	929,904,076

Schedule of components of the Company's short-term borrowings

	At December 31, 2012	At December 31, 2013
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	175,289,355	69,840,000
Short-term bank borrowings secured by inventories	79,548,166	32,905,247
Short-term bank borrowings guaranteed by Dr. Shawn Qu	66,349,563	30,161,927
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	231,676,935	108,781,908
Short-term bank borrowings secured by project assets	—	28,035,954
Short-term bank borrowings secured by bank notes	21,825,595	36,420,800
Unsecured short-term borrowings	226,118,981	282,619,318
Long-term borrowings due within one year
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	13,523,188	19,926,520
Long-term borrowings due within one year secured by project assets	—	49,821,157
Unsecured long-term borrowings due within one year	3,958,069	66,701,964

Subtotal	818,289,852	725,214,795
Borrowings from non-banking financial institutions
Unsecured short-term borrowings	40,636,880	53,297,709

Total	858,926,732	778,512,504

Schedule of components of the Company's long-term borrowings

	At December 31, 2012	At December 31, 2013
	$	$
Bank borrowings
Unsecured long-term bank borrowings	142,969,791	62,664,031
Long-term bank borrowings secured by project assets	—	60,589,417
Long-term bank borrowings secured by restricted cash	—	19,400,000
Long-term bank borrowings secured by prepaid land use rights and property, plant and equipment	71,593,182	—
Borrowings from non-banking institutions
Long-term borrowings secured by project assets	—	7,590,000
Unsecured long-term borrowings	—	1,148,124

Total	214,562,973	151,391,572

Schedule of future principal repayment on the long-term borrowings

2014	136,449,641
2015	57,857,360
2016	33,785,817
2017 and thereafter	59,748,395

Total	287,841,213
Less: future principal repayment related to long-term borrowings, current portion	(136,449,641)

Total long-term portion	$151,391,572

Schedule of interest expense

	Years Ended December 31
	2011	2012	2013
	$	$	$
Interest capitalized—project assets	—	4,631,569	17,292,847
Interest capitalized—property, plant and equipment	4,099,815	670,374	347,791
Interest expense	43,843,586	53,304,640	46,244,456

Total interest incurred	47,943,401	58,606,583	63,885,094